UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2015
Date of reporting period: February 28, 2015

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Number of Shares	Market Value	Percentage of Assets
Communications
Publishing & Broadcasting
Pearson ADS	300,000	$6,555,000	0.4%

Telecom Carriers
Chunghwa Telecom ADS	104,000	3,271,840	0.2%
Telus	168,000	5,974,080	0.4%
		9,245,920	0.6%
		15,800,920	1.0%

Consumer Discretionary
Apparel, Footwear & Accessory Design
Nike	380,000	36,905,600	2.3%

Auto Parts
Johnson Controls	600,000	30,486,000	1.9%

Automotive Wholesalers
Genuine Parts	400,000	38,432,000	2.4%

Home Improvement
Stanley Black & Decker	100,000	9,834,000	0.6%
		115,657,600	7.2%

Consumer Staples
Beverages
PepsiCo	340,000	33,653,200	2.1%

Household Products
Colgate-Palmolive	600,000	42,492,000	2.6%
Kimberly-Clark	300,000	32,898,000	2.1%
Procter & Gamble	400,000	34,052,000	2.1%
Unilever ADS	325,000	14,335,750	0.9%
		123,777,750	7.7%

Packaged Food
General Mills	600,000	32,274,000	2.0%
JM Smucker	250,000	28,837,500	1.8%
Kellogg	47,600	3,069,248	0.2%
McCormick & Co	300,000	22,614,000	1.4%
		86,794,748	5.4%
		244,225,698	15.2%

Energy
Exploration & Production
ConocoPhillips	330,000	21,516,000	1.4%

Integrated Oils
Cenovus	400,000	6,916,000	0.4%
Exxon Mobil	350,000	30,989,000	1.9%
Total ADS	375,000	20,111,250	1.3%
		58,016,250	3.6%

Refining & Marketing
Phillips 66	210,000	16,476,600	1.0%
		96,008,850	6.0%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	150,000	22,008,000	1.4%

Large Pharma
AbbVie	350,000	21,175,000	1.3%
AstraZeneca ADS	100,000	6,890,000	0.4%
Bristol-Myers Squibb	800,000	48,736,000	3.0%
Eli Lilly	620,000	43,505,400	2.7%
GlaxoSmithKline ADS	600,000	28,452,000	1.8%
Johnson & Johnson	331,500	33,982,065	2.1%
Novartis ADS	450,000	46,080,000	2.9%
Pfizer	1,200,000	41,184,000	2.6%
		270,004,465	16.8%

Life Science Equipment
Abbott Laboratories	350,000	16,579,500	1.0%

Medical Devices
Halyard Health[1]	37,500	1,726,500	0.1%
		310,318,465	19.3%

Industrials
Aircraft & Parts
United Technologies	250,000	30,477,500	1.9%

Commercial & Residential Building Equipment & Systems
Honeywell International	400,000	41,112,000	2.6%

Courier Services
United Parcel Service	300,000	30,519,000	1.9%

Flow Control Equipment
Parker Hannifin	275,000	33,739,750	2.1%

Industrial Automation Controls
Emerson Electric	450,000	26,064,000	1.6%

Industrial Distribution & Rental
W.W. Grainger	150,000	35,536,500	2.2%

Industrial Machinery
Illinois Tool Works	500,000	49,430,000	3.1%
Regal-Beloit	65,000	5,066,100	0.3%
		54,496,100	3.4%

Measurement Instruments
Rockwell Automation	325,000	38,038,000	2.4%

Rail Freight
Canadian National Railway	534,000	36,920,760	2.3%
		326,903,610	20.4%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	8,975,000	0.6%

Base Metals
Freeport-McMoRan Copper & Gold	90,000	1,946,700	0.1%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	39,035,000	2.4%
Methanex	300,000	16,290,000	1.0%
Praxair	220,000	28,138,000	1.8%
		83,463,000	5.2%
Containers & Packaging
3M	260,000	43,849,000	2.7%

Non Wood Building Materials
Carlisle	460,000	42,812,200	2.7%

Specialty Chemicals
BASF ADR	140,000	13,398,000	0.8%
E.I. du Pont de Nemours	500,000	38,925,000	2.4%
PPG Industries	200,000	47,076,000	2.9%
RPM International	180,000	9,099,000	0.6%
		108,498,000	6.7%
Steel Producers
Tenaris ADS	110,000	3,140,500	0.2%
		292,684,400	18.2%

Technology
Information Services
Dun & Bradstreet	29,773	3,944,327	0.3%

Infrastructure Software
Microsoft	1,000,000	43,850,000	2.7%

Semiconductor Devices
Intel	1,000,000	33,250,000	2.1%
Microchip Technology	600,000	30,762,000	1.9%
		64,012,000	4.0%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	1,500,000	36,795,000	2.3%
		148,601,327	9.3%

Utilities
Utility Networks
National Fuel Gas	170,000	10,949,700	0.7%
		10,949,700	0.7%

Total investments	(Cost = $814,385,766)	1,561,150,570	97.3%
Other assets (net of liabilities)		43,240,166	2.7%
Total net assets		$1,604,390,736	100.0%
[1]Non-Income producing security
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Google A1	85,000	$47,823,550	2.2%
		47,823,550	2.2%

Consumer Discretionary
Auto Parts
Gentex	1,400,000	24,668,000	1.2%

Automotive Wholesalers
Genuine Parts	100,000	9,608,000	0.4%

Home & Office Product Wholesalers
Fastenal	800,000	33,240,000	1.6%

Home Products Stores
Lowe's	790,000	58,531,100	2.7%

Other Specialty Retail - Discretionary
PetSmart	605,000	50,160,550	2.3%

Recreational Vehicles
Polaris Industries	8,945	1,371,537	0.1%

Specialty Apparel Stores
TJX Companies	800,000	54,912,000	2.6%
		232,491,187	10.9%

Consumer Staples
Beverages
PepsiCo	600,000	59,388,000	2.8%

Household Products
Church & Dwight	800,000	68,112,000	3.2%
Clorox	333,000	36,177,120	1.7%
Estee Lauder	640,000	52,908,800	2.4%
		157,197,920	7.3%
		216,585,920	10.1%

Health Care
Biotech
Amgen	532,440	83,976,437	3.9%
Celgene[1]	200,000	24,306,000	1.2%
		108,282,437	5.1%

Health Care Services
VCA Antech[1]	620,000	33,033,600	1.5%

Health Care Supply Chain
Express Scripts[1]	650,000	55,113,500	2.6%

Large Pharma
Eli Lilly	650,000	45,610,500	2.1%
Johnson & Johnson	546,000	55,970,460	2.6%
Novartis ADS	550,000	56,320,000	2.6%
Novo Nordisk ADS	1,100,000	52,525,000	2.5%
		210,425,960	9.8%

Life Science Equipment
Keysight Technologies[1]	450,000	16,893,000	0.8%

Medical Devices
Stryker	300,000	28,425,000	1.3%

Medical Equipment
Dentsply International	375,000	19,878,750	0.9%
		472,052,247	22.0%

Industrials
Building Sub-Contractors
EMCOR	700,000	30,821,000	1.4%

Courier Services
United Parcel Service	500,000	50,865,000	2.4%

Flow Control Equipment
Crane	45,000	3,007,350	0.1%

Industrial Machinery
Regal-Beloit	245,000	19,095,300	0.9%

Measurement Instruments
Agilent Technologies	900,000	37,989,000	1.8%
Trimble Navigation[1]	1,700,000	44,438,000	2.1%
		82,427,000	3.9%

Metalworking Machinery
Lincoln Electric	500,000	34,520,000	1.6%

Rail Freight
Norfolk Southern	500,000	54,580,000	2.6%
Union Pacific	552,654	66,462,170	3.1%
		121,042,170	5.7%
		341,777,820	16.0%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	32,310,000	1.5%
		32,310,000	1.5%

Technology
Application Software
Adobe Systems[1]	1,181,740	93,475,634	4.3%
Intuit	764,000	74,589,320	3.5%
SAP ADS	386,379	27,119,942	1.3%
		195,184,896	9.1%

Communications Equipment
Apple	700,000	89,922,000	4.2%
Cisco Systems	2,000,000	59,020,000	2.8%
Harris	390,000	30,295,200	1.4%
		179,237,200	8.4%

Information Services
Gartner[1]	250,000	20,777,500	1.0%

Infrastructure Software
Akamai Technologies[1]	1,000,000	69,510,000	3.3%
Oracle	650,000	28,483,000	1.3%
		97,993,000	4.6%

IT Services
Convergys	511,033	11,421,588	0.5%
Infosys ADS	800,000	29,368,000	1.4%
		40,789,588	1.9%

Semiconductor Devices
Qualcomm	800,000	58,008,000	2.7%
SanDisk	370,000	29,574,100	1.4%
Xilinx	600,000	25,422,000	1.2%
		113,004,100	5.3%
Semiconductor Manufacturing
ASML	385,000	41,456,800	1.9%
Taiwan Semiconductor ADS	1,243,297	30,498,075	1.4%
		71,954,875	3.3%
		718,941,159	33.6%

Total Investments	(Cost = $908,252,192)	2,061,981,883	96.3%
Other assets (net of liabilities)		80,209,264	3.7%
Total net assets		$2,142,191,147	100.0%
[1]Non-Income producing security
ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Internet Media
Baidu ADS[2]	3,500	$713,125	China[3]	2.4%

Telecom Carriers
Advanced Info Service	79,000	569,090	Thailand	1.9%
Axiata Group	295,000	585,840	Malaysia	2.0%
MTN Group	28,000	496,452	South Africa	1.7%
Telefonica Brasil ADS	15,000	278,100	Brazil	1.0%
Telekomunikasi Indonesia ADS	15,000	676,500	Indonesia	2.3%
Telenor	28,000	563,800	Malaysia[3]	1.9%
Turkcell Iletisim Hizmetleri[2]	40,000	526,800	Turkey	1.7%
		3,696,582		12.5%
		4,409,707		14.9%

Consumer Discretionary
Apparel, Footwear & Accessory Design
VF	12,000	919,920	United States	3.1%

Automobiles
Ford Otomotiv Sanayi	40,000	540,792	Turkey	1.8%

E-Commerce Discretionary
MercadoLibre	7,000	916,790	Brazil[3]	3.1%

Educational Services
Kroton Educacional	100,000	366,006	Brazil	1.3%
		2,743,508		9.3%

Consumer Staples
Agricultural Producers
IOI	300,000	391,976	Malaysia	1.3%

Food & Drug Stores
Clicks Group	98,000	753,644	South Africa	2.6%

Household Products
Colgate-Palmolive	8,000	566,560	United States	1.9%
Kimberly Clark de Mexico	160,000	324,448	Mexico	1.1%
Unilever ADS	14,700	648,417	United Kingdom	2.2%
		1,539,425		5.2%

Packaged Food
Danone ADS	37,000	514,670	France	1.7%
Indofood CBP Sukses Makmur	520,000	574,503	Indonesia	2.0%
M. Dias Branco	19,200	561,374	Brazil	1.9%
Mead Johnson Nutrition	7,900	827,604	United States	2.8%
Tiger Brands	6,000	178,657	South Africa	0.6%
		2,656,808		9.0%
		5,341,853		18.1%

Energy
Exploration & Production
CNOOC ADS	3,300	474,870	China	1.6%

Integrated Oils
China Petroleum & Chemical ADS	1,040	87,027	China	0.3%
Sasol ADS	10,000	364,300	South Africa	1.2%
		451,327		1.5%

Midstream - Oil & Gas
Petronas Gas	70,000	447,584	Malaysia	1.5%
		1,373,781		4.6%

Financials
Islamic Banking
BIMB Holdings	531,000	595,157	Malaysia	2.0%

Real Estate Owners and Developers
SM Prime Holdings	1,610,000	720,401	Phillipines	2.5%
		1,315,558		4.5%

Health Care
Generic Pharma
Aspen Pharmacare	28,000	994,231	South Africa	3.4%

Health Care Facilities
Bangkok Dusit Medical Services	1,250,000	831,008	Thailand	2.8%
IHH Healthcare	300,000	463,518	Malaysia	1.6%
KPJ Healthcare	444,666	493,315	Malaysia	1.7%
		1,787,841		6.1%

Health Care Services
WuXi PharmaTech ADS[2]	12,300	491,385	China	1.7%

Medical Devices
Mindray Medical International ADS	13,000	367,380	China[3]	1.2%

Specialty Pharma
Genomma Lab Internacional[2]	273,500	301,395	Mexico	1.0%
Kalbe Farma	4,500,000	628,110	Indonesia	2.1%
		929,505		3.1%
		4,570,342		15.5%

Industrials
Agricultural Machinery
Turk Traktor	18,000	573,603	Turkey	2.0%

Infrastructure Construction
CCR	32,000	187,914	Brazil	0.6%
Jasa Marga	700,000	384,227	Indonesia	1.3%
		572,141		1.9%
		1,145,744		3.9%

Materials
Cement & Aggregates
Semen Indonesia	440,000	506,353	Indonesia	1.7%

Precious Metal Mining
Alamos Gold	32,500	196,544	Mexico[3]	0.7%
		702,897		2.4%

Technology
Computer Hardware & Storage
Lenovo	400,000	616,210	China	2.1%
Western Digital	9,000	962,820	Thailand[3]	3.3%
		1,579,030		5.4%

Utilities
Power Generation
Aboitiz Power	815,000	821,026	Phillippines	2.8%
Manila Electric	80,000	507,982	Phillippines	1.7%
PGE	60,000	336,097	Poland	1.1%
		1,665,105		5.6%

Utility Networks
Enersis ADS	10,000	164,500	Chile	0.6%
Hong Kong & China Gas ADS	220,000	479,428	China	1.6%
		643,928		2.2%
		2,309,033		7.8%

Total Common Stocks		25,491,453		86.4%

Derivatives	Number of Shares	Market Value	Country[1]	Percentage of Assets
Financials
Islamic Banking
BIMB Holdings Warrants[2]	80,000	9,767	Malaysia	0.1%
		9,767		0.1%

Health Care
Health Care Facilities
KPJ Health Care Warrants[2]	29,332	5,087	Malaysia	0.0%[4]
		5,087		0.0%[4]

Total Derivatives		14,854		0.1%

Total Investments	(Cost = $22,435,446)	25,506,307		86.5%
Other assets (net of liabiliities)		3,982,829		13.5%
Total assets		$29,489,136		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-Income producing security
[3]Denotes a country or region of primary expsosure
[4]Amount is less than 0.05%
ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund

Common Stocks	$1,561,150,570[1]	$ –	$ –	$1,561,150,570
Total Assets	$1,561,150,570	$ –	$ –	$1,561,150,570

Growth Fund

Common Stocks	$2,061,981,883[1]	$ –	$ –	$2,061,981,883
Total Assets	$2,061,981,883	$ –	$ –	$2,061,981,883

Developing World Fund

Common Stocks
Communications	$2,194,525	$2,215,182	$ –	$4,409,707
Consumer Discretionary	$1,836,710	$906,798	$ –	$2,743,508
Consumer Staples	$2,557,251	$2,784,602	$ –	$5,341,853
Energy	$926,197	$447,584	$ –	$1,373,781
Financials	$ –	$1,315,558	$ –	$1,315,558
Health Care	$858,765	$3,711,577	$ –	$4,570,342
Industrials	$ –	$1,145,744	$ –	$1,145,744
Materials	$ –	$702,897	$ –	$702,897
Technology	$962,820	$616,210	$ –	$1,579,030
Utilities	$643,928	$1,665,105	$ –	$2,309,033
Total Common Stocks	$9,980,196	$15,511,257	$ –	$25,491,453
Derivatives	$ –	$14,854	$ –	$14,854
Total Assets	$9,980,196	$15,526,111	$ –	$25,506,307

1See Schedule of Investments for industry breakout.

During the period ended February 28, 2015, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2015, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set excercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2015, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Investments in securities, at value	Warrants	$14,854
Total		$14,854

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Rights offerings	$ –	$ –
Warrants	$ –	$14,854
Total	$ –	$14,854

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 28, 2015, was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$814,385,766	$908,252,192	$22,435,446
Gross tax unrealized appreciation	752,583,395	1,155,240,644	5,207,235
Gross tax unrealized depreciation	(5,818,591)	(1,510,953)	(2,136,374)
Net tax unrealized appreciation	$746,764,804	$1,153,729,691	$3,070,861

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.amanafunds.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Amana Mutual Fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Amana Funds in a prospectus or summary prospectus, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 15, 2015

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 15, 2015